Disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS
	2024	2023

Cash and cash equivalents	5,141	23,733
Trade accounts and other receivables from unrelated parties	27,085	27,535
Property, plant and equipment	16,346	42,710
Right-of-use assets	5,915	114,602
Goodwill (1)	92,557	274,543
Other	13,969	24,477
Assets held for sale	161,013	507,600

Accounts payable to unrelated parties	1,628	12,880
Lease liabilities	6,097	128,653
Provisions and other liabilities	19,786	39,091
Liability directly associated with assets held for sale	27,511	180,624
(1)	Goodwill was allocated to the disposal groups on a relative fair value basis.